Employee benefit plans (Details) - Schedule of net periodic benefit cost under the plan - Pension Benefits [Member]	3 Months Ended
Mar. 31, 2022 USD ($)
Employee benefit plans (Details) - Schedule of net periodic benefit cost under the plan [Line Items]
Service Cost	$ 116,165
Interest Cost	1,302
Expected return on plan assets	(3,998)
Amortization of unrecognized loss	467
Net periodic benefit cost	$ 113,936